Convertible Debentures - Reconciliation of convertible debentures (Details) - CAD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2021	Apr. 10, 2019	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debentures			$ 35,121	$ 550
Less current portion			(946)	(14,446)
Long-term			7,217	11,376
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Convertible debentures, beginning of year			25,822	19,664
Debt assumed			18,809
Revaluation on amendment of debenture			683	(3,808)
Cash advances from debt			980	9,115
Debt issuance to settle liabilities				2,700
Debt transaction costs paid				(260)
Conversion of convertible debentures			(35,172)	(550)
Transfer of warrants component to equity				(420)
Transfer of conversion component to equity			(946)	(523)
Transfer of conversion component to derivative liability				(921)
Repayment of debt	$ (367)	$ (1,500)	(4,906)	(1,637)
Accretion on convertible debentures			2,751	2,462
Total			8,021	25,822
Less current portion			(946)	(14,446)
Long-term			$ 7,075	$ 11,376